================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT,
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #529401


--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               FEBRUARY 29, 2004
--------------------------------------------------------------------------------






                                   VALUE LINE
                                U.S. GOVERNMENT
                                  SECURITIES
                                   FUND, INC.







                               [VALUE LINE LOGO]

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

Despite strong economic growth and rising equity markets, bond prices gained ground over the last six-month period.

Often, strong economic growth is accompanied by rising inflation which calls for a tightening monetary policy. This results in short-term interest rates being raised by the Federal Reserve Board. This interest rate hike is necessary to moderate growth and thereby control inflation. However, rising inflation has, thus far, been absent in the present economic recovery, causing bond prices to rally and yields to drop during the period.

Inflation remains at very low historical levels through February 2004. The core Consumer Price Index, which strips out the volatile oil and food components, sits at just 1.1%, year over year. The Federal Reserve Board has maintained its federal funds rate at 1%, indicating to the markets that they will keep interest rates steady. There are concerns about slow job growth, which remains subpar at this juncture in the economic expansion. Bonds have benefited because a slow labor market indicates that consumer spending should remain moderate and, therefore, should not ignite inflation. And with inflation benign, the Federal Reserve Board can afford to keep rates stable, despite continuing strong growth and strong corporate profits.

However, looking out longer-term, the Federal Reserve Board has indicated that as the economic expansion continues, job growth will most likely improve and, therefore, very low interest rates cannot be maintained indefinitely. The most likely scenario over the course of the next year or two, is gradually rising interest rates and slowly declining bond prices.

For the six-month period ending February 29th, the benchmark 10-year Treasury note rose five points and declined 50 basis points in yield, beginning the period at a yield of 4.47% and ending at 3.97%. Short-term interest rates also fell as the 2-year Treasury note declined 32 basis points from 1.97% to 1.65% at the end of February.

Your Fund returned 3.47% for the six-month period ended February 29, 2004, which compares to the 3.49% return of the unmanaged Lehman Brothers Intermediate U.S. Government Bond Index, a proxy for the Fund's government investment strategy(1).

Your Fund's long-term strategy is to generate high income consistent with safety of principal by investing primarily in U.S. Government securities, representing the highest level of safety. Additionally, we control risk by limiting the portfolio's average maturity to a maximum of 10 years, and by maintaining a well-diversified portfolio. These measures, we believe, will protect the fund from the dramatic swings in value caused by gyrating interest rates and produce more stable and consistent performance. With interest rates hovering near historically low levels, the Fund has begun to increase its allocation to mortgage-backed securities, which are issued by government sponsored enterprises. Such issues carry more yield and usually offer more price protection than U.S. Treasuries in rising interest rate environments, the most likely scenario over the next year.

We continue to emphasize an intermediate-term maturity structure in our bond selection to provide competitive performance going forward. We appreciate your continued support.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

March 31, 2004


--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX REPRESENTS THE INTERMEDIATE MATURITIES (1-10 YEARS) OF THE U.S. TREASURY AND U.S. AGENCY SEGMENT OF THE FIXED-INCOME MARKET. THE RETURNS FOR THE INDEX DO NOT
    REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX. A U.S. TREASURY SECURITY IS ISSUED BY THE TREASURY DEPARTMENT OF THE U.S. GOVERNMENT. U.S. AGENCY SECURITIES ARE ISSUED BY OTHER GOVERNMENT AGENCIES SUCH AS THE FEDERAL HOME LOAN BANK, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND FEDERAL HOME LOAN MORTGAGE CORPORATION.
--------------------------------------------------------------------------------
2

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

U.S. GOVERMENT SECURITIES FUND SHAREHOLDERS
================================================================================

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains generally muted, thanks, in part, to subdued labor costs. Adequate supplies of most raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.

PERFORMANCE DATA:*

                              GROWTH OF
                              AN ASSUMED      AVERAGE
                            INVESTMENT OF      ANNUAL
                               $10,000      TOTAL RETURN
                           -------------------------------
 1 year ended 02/29/04 ...     $10,208          2.08%
 5 years ended 02/29/04 ..     $13,606          6.35%
10 years ended 02/29/04 ..     $16,815          5.33%

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

  PRINCIPAL                                                                       MATURITY
    AMOUNT                                                            RATE          DATE        VALUE
-------------                                                      ----------   ----------- -------------
U.S. TREASURY OBLIGATIONS (7.6%)
 $ 1,000,000   U.S. Treasury Notes ................................    2.00%      5/15/06    $ 1,005,899
   4,000,000   U.S. Treasury Notes ................................    6.50      10/15/06      4,462,972
   2,000,000   U.S. Treasury Notes ................................    6.25       2/15/07      2,237,422
   1,000,000   U.S. Treasury Notes ................................    4.38       5/15/07      1,066,133
   1,000,000   U.S. Treasury Bonds ................................    7.25       8/15/22      1,300,821
------------                                                                                 -----------
   9,000,000   TOTAL U.S. TREASURY OBLIGATIONS
------------    (COST $9,757,218) .................................                           10,073,247
                                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (81.9%)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (45.1%)
   6,016,107   Federal National Mortgage Association Pool #313032..    7.05       7/01/06      6,327,668
   4,000,000   Federal National Mortgage Association ..............    4.75       1/02/07      4,250,856
   9,722,379   Federal National Mortgage Association Pool #375667..    6.02       2/01/08     10,621,792
  10,000,000   Federal National Mortgage Association Pool #380188..    6.45       4/01/08     10,879,690
     187,253   Federal National Mortgage Association Pool #254243..    6.00       2/01/09        192,480
     346,236   Federal National Mortgage Association Pool #254273..    5.00       3/01/09        355,649
   1,000,000   Federal National Mortgage Association ..............    6.38       6/15/09      1,144,019
     979,975   Federal National Mortgage Association Pool #254956..    4.00      11/01/10        990,542
   2,950,626   Federal National Mortgage Association Pool #255054..    4.00      12/01/10      2,982,443
   1,000,000   Federal National Mortgage Association ..............    5.00       4/16/15      1,000,110
     341,157   Federal National Mortgage Association Pool #511823..    5.50       5/01/16        356,048
     913,671   Federal National Mortgage Association Pool #622373..    5.50      12/01/16        953,551
     380,128   Federal National Mortgage Association Pool #615289..    5.50      12/01/16        396,720
     648,266   Federal National Mortgage Association Pool #623503..    6.00       2/01/17        684,031
     345,113   Federal National Mortgage Association Pool #631328..    5.50       2/01/17        360,088
      47,931   Federal National Mortgage Association Pool #643277..    5.50       4/01/17         50,011
      49,549   Federal National Mortgage Association Pool #638247..    5.50       5/01/17         51,699
     712,086   Federal National Mortgage Association Pool #669613..    5.00      10/01/17        732,204
     857,419   Federal National Mortgage Association Pool #685183..    5.00       3/01/18        881,574
     796,430   Federal National Mortgage Association Pool #254684..    5.00       3/01/18        818,867
     893,703   Federal National Mortgage Association Pool #695828..    5.00       4/01/18        918,881
     902,014   Federal National Mortgage Association Pool #703936..    5.00       5/01/18        927,425
     959,446   Federal National Mortgage Association Pool #713379..    5.00       7/01/18        986,475
     943,764   Federal National Mortgage Association REMIC Trust
               Series 2003-28 Class KA ............................    4.25       3/25/22        942,840
     834,140   Federal National Mortgage Association REMIC Trust
               Series 2003-38 Class TC ............................    5.00       3/25/23        858,548
     599,430   Federal National Mortgage Association Pool #412682..    6.00       3/01/28        625,943

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 29, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                               MATURITY
    AMOUNT                                                                     RATE         DATE        VALUE
-------------                                                               ----------   ---------- -------------
 $   386,946   Federal National Mortgage Association Pool #424691 ..........    6.50%      4/01/28   $   407,741
     200,280   Federal National Mortgage Association Pool #425239 ..........    6.50       4/01/28       211,044
   1,000,000   Federal National Mortgage Association .......................    7.25       5/15/30     1,263,494
   1,000,000   Federal National Mortgage Association .......................    6.63      11/15/30     1,177,633
     159,079   Federal National Mortgage Association Pool #571090 ..........    7.50       1/01/31       170,485
       5,787   Federal National Mortgage Association Pool #568625 ..........    7.50       1/01/31         6,202
      10,480   Federal National Mortgage Association Pool #573935 ..........    7.50       3/01/31        11,232
   1,548,766   Federal National Mortgage Association Pool #626440 ..........    7.50       2/01/32     1,659,836
     202,919   Federal National Mortgage Association Pool #629297 ..........    6.50       2/01/32       213,575
     343,012   Federal National Mortgage Association Pool #254383 ..........    7.50       5/01/32       367,611
     159,855   Federal National Mortgage Association Pool #634996 ..........    6.50       5/01/32       168,245
   1,496,175   Federal National Mortgage Association Pool #254476 ..........    5.50       9/01/32     1,532,285
     953,285   Federal National Mortgage Association Pool #726889 ..........    5.50       7/01/33       976,300
     969,626   Federal National Mortgage Association Pool #650386 ..........    5.00       7/01/33       972,569
     500,050   Federal National Mortgage Association Pool #769862 ..........    5.50       2/01/34       512,126
     500,000   Federal National Mortgage Association Pool #763393 ..........    5.50       2/01/34       512,071
 -----------                                                                                         -----------
  55,863,083   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 -----------    (COST $56,486,230) .........................................                          59,452,603
                                                                                                     -----------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (15.0%)
   2,000,000   Federal Home Loan Mortgage Corporation ......................    1.50       8/15/05     2,000,152
   1,500,000   Federal Home Loan Mortgage Corporation ......................    3.00      12/16/05     1,507,971
   1,000,000   Federal Home Loan Mortgage Corporation ......................    5.95       1/19/06     1,077,339
   1,000,000   Federal Home Loan Mortgage Corporation ......................    4.26       7/19/07     1,050,868
   1,000,000   Federal Home Loan Mortgage Corporation ......................    2.75       3/15/08       996,770
   4,500,000   Federal Home Loan Mortgage Corporation ......................    5.88       3/21/11     4,974,179
   1,000,000   Federal Home Loan Mortgage Corporation ......................    4.50       5/14/12     1,000,225
   1,000,000   Federal Home Loan Mortgage Corporation ......................    4.75       5/06/13     1,002,940
     603,078   Federal Home Loan Mortgage Corporation REMIC Trust
               Series 2540 Class GA ........................................    5.00      12/15/13       608,798
      47,743   Federal Home Loan Mortgage Corporation Gold PC Pool #E92226..    5.00      11/01/17        49,106
     736,420   Federal Home Loan Mortgage Corporation Gold PC Pool #E93499..    5.00      12/01/17       757,435
      51,178   Federal Home Loan Mortgage Corporation Gold PC Pool #E92829..    5.00      12/01/17        52,638
     651,132   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2597 Class KJ ......................................    4.50       7/15/22       650,419
     950,634   Federal Home Loan Mortgage Corporation Gold PC Pool #C90684..    4.50       5/01/23       947,278

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                         MATURITY
    AMOUNT                                                               RATE         DATE        VALUE
-------------                                                         ----------   ---------- -------------
 $ 1,000,000   Federal Home Loan Mortgage Corporation ...............     6.75%      3/15/31   $ 1,196,438
     970,588   Federal Home Loan Mortgage Corporation REMIC Trust
                 Series 2645 Class NA ...............................     3.50       9/15/31       970,381
     930,158   Federal Home Loan Mortgage Corporation REMIC Trust
 -----------     Series 2594 Class OR ...............................     4.25       6/15/32       949,225
                                                                                               -----------
  18,940,931   TOTAL FEDERAL HOME LOAN MORTGAGE
 -----------     CORPORATION (COST $19,130,124)......................                           19,792,162
                                                                                               -----------
               FEDERAL HOME LOAN BANK (10.4%)
   1,000,000   Federal Home Loan Bank ...............................     4.13       5/13/05     1,033,156
   1,000,000   Federal Home Loan Bank ...............................     4.88       8/15/05     1,049,535
   1,000,000   Federal Home Loan Bank ...............................     2.85       2/13/07     1,003,092
     500,000   Federal Home Loan Bank ...............................     4.88       5/15/07       536,173
     500,000   Federal Home Loan Bank ...............................     3.50      11/15/07       512,633
   1,000,000   Federal Home Loan Bank ...............................     6.01       4/22/08     1,117,741
   1,000,000   Federal Home Loan Bank ...............................     5.50       8/15/08     1,099,327
   1,000,000   Federal Home Loan Bank ...............................     5.25      11/14/08     1,088,888
   1,000,000   Federal Home Loan Bank ...............................     6.21       6/02/09     1,138,141
   1,000,000   Federal Home Loan Bank ...............................     6.63       6/30/14     1,173,193
   3,000,000   Federal Home Loan Bank ...............................     7.45       2/03/20     3,912,939
 -----------                                                                                   -----------
  12,000,000   TOTAL FEDERAL HOME BANK
 -----------     (COST $13,033,611) .................................                           13,664,818
                                                                                               -----------
               FEDERAL FARM CREDIT BANK (5.9%)
   2,000,000   Federal Farm Credit Bank .............................     6.03       5/07/08     2,237,854
   1,000,000   Federal Farm Credit Bank .............................     6.82       3/16/09     1,160,775
   1,000,000   Federal Farm Credit Bank .............................     4.85      10/25/12     1,045,166
   3,000,000   Federal Farm Credit Bank .............................     5.70       7/03/17     3,285,327
 -----------                                                                                   -----------
   7,000,000   TOTAL FEDERAL FARM CREDIT BANK
 -----------     (COST $7,453,573) ..................................                            7,729,122
                                                                                               -----------
               PRIVATE EXPORT FUNDING CORPORATION (4.7%)
   5,000,000   Private Export Funding Corporation Series "J" ........     7.65       5/15/06     5,613,495
     500,000   Private Export Funding Corporation Series "L" ........     5.75       1/15/08       552,906
 -----------                                                                                   -----------
   5,500,000   TOTAL PRIVATE EXPORT FUNDING CORPORATION
 -----------     (COST $5,500,000) ..................................                            6,166,401
                                                                                               -----------

--------------------------------------------------------------------------------
6

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 29, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                  MATURITY
    AMOUNT                                                                         RATE         DATE          VALUE
--------------                                                                  ----------   ---------- -----------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.8%)
 $     49,842   Government National Mortgage Association REMIC Trust Series
                  2003-35 Class VB ............................................     5.00%     12/16/15    $      49,893
       24,623   Government National Mortgage Association Pool #541349 .........     6.00       4/15/31           25,766
       48,887   Government National Mortgage Association Pool #557681 .........     6.00       8/15/31           51,156
      514,714   Government National Mortgage Association Pool #548880 .........     6.00      12/15/31          538,608
      402,931   Government National Mortgage Association Pool #551762 .........     6.00       4/15/32          421,315
 ------------                                                                                             -------------
    1,040,997   TOTAL GOVERNMENT NATIONAL MORTGAGE
 ------------     ASSOCIATION (COST $1,041,655)................................                               1,086,738
                                                                                                          -------------
  100,345,011   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 ------------     (COST $102,645,193)..........................................                             107,891,844
                                                                                                          -------------
  109,345,011   TOTAL INVESTMENT SECURITIES (89.5%)
 ------------     (COST $112,402,411)..........................................                             117,965,091
                                                                                                          -------------
REPURCHASE AGREEMENTS (9.7%) (INCLUDING ACCRUED INTEREST)
    6,400,000   Collateralized by $6,277,000 U.S. Treasury Bonds 5.250%, due 2/15/29, with a value of
                  $6,535,021 (with UBS Warburg LLC, 0.99%, dated 2/27/04, due 3/01/04, delivery value
                  $6,400,528).........................................................................        6,400,528
    6,400,000   Collateralized by $5,790,000 U.S. Treasury Notes 7.000%, due 7/15/06, with a value of
-------------     $6,527,251 (with State Street Bank and Trust Company, 0.95%, dated 2/27/04, due
                  3/01/04, delivery value $6,400,507).................................................        6,400,507
                                                                                                          -------------
   12,800,000   TOTAL REPURCHASE AGREEMENTS (9.7%) (COST $12,801,035) ................................       12,801,035
-------------                                                                                             -------------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITLES (0.8%) ................................        1,073,153
                                                                                                          -------------
                NET ASSETS (100.0%) ..................................................................    $ 131,839,279
                                                                                                          =============
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
                  SHARE ($131,839,279 DIVIDED BY 10,953,899 SHARES OF CAPITAL STOCK OUTSTANDING)......    $       12.04
                                                                                                          =============


SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                        STATEMENT OF OPERATIONS FOR
AT FEBRUARY 29, 2004 (UNAUDITED)                                           THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)
=================================================================================================================================
ASSETS:                                                                    INVESTMENT INCOME:
Investment securities, at value                                            Interest income ........................  $2,954,094
   (Cost - $112,402,411) ...................  $117,965,091                                                           ----------
Repurchase agreements                                                      EXPENSES:
   (Cost - $12,801,035) ....................    12,801,035                 Advisory fee ...........................     345,567
Cash .......................................         5,618                 Service & distribution plan fees .......     172,783
Interest receivable ........................     1,257,017                 Transfer agent fees ....................      40,022
Receivable for capital shares sold .........        14,754                 Auditing and legal fees ................      31,506
                                              ------------                 Custodian fees .........................      19,063
  TOTAL ASSETS .............................   132,043,515                 Printing ...............................      17,951
                                              ------------                 Registration and filing fees ...........      14,183
LIABILITIES:                                                               Directors' fees and expenses ...........      10,690
Payable for capital shares repurchased .....        53,768                 Postage ................................       9,422
Accrued expenses:                                                          Insurance ..............................       9,071
  Advisory fee .............................        52,373                 Telephone, dues and other ..............       6,870
  Service & distribution plan fee ..........        26,187                                                           ----------
  Other ....................................        71,908                      Total Expenses Before Custody
                                              ------------                         Credits ........................     677,128
  TOTAL LIABILITIES ........................       204,236                      Less: Custody Credits .............        (261)
                                              ------------                                                           ----------
NET ASSETS .................................  $131,839,279                      Net Expenses ......................     676,867
                                              ============                                                           ----------
NET ASSETS CONSIST OF:                                                     NET INVESTMENT INCOME ..................   2,277,227
Capital stock, at $1 par value                                                                                       ----------
   (authorized 100,000,000, outstanding                                    NET REALIZED AND UNREALIZED GAIN
   10,953,899 shares) ......................  $ 10,953,897                    (LOSS) ON INVESTMENTS:
Additional paid-in capital .................   128,661,173                      Net Realized Loss .................     (35,638)
Undistributed net investment income ........       635,103                      Change in Net Unrealized
Accumulated net realized loss on                                                   Appreciation (Depreciation) ....   2,432,591
   investments .............................   (13,973,574)                                                          ----------
Net unrealized appreciation of                                             NET REALIZED LOSS AND CHANGE IN NET
   investments .............................     5,562,680                    UNREALIZED APPRECIATION
                                              ------------                    (DEPRECIATION) ON INVESTMENTS .......   2,396,953
NET ASSETS .................................  $131,839,279                                                           ----------
                                              ============                 NET INCREASE IN NET ASSETS FROM
NET ASSET VALUE, OFFERING AND                                                 OPERATIONS ..........................  $4,674,180
   REDEMPTION PRICE PER OUTSTANDING                                                                                  ==========
   SHARE ($131,893,279 DIVIDED BY 10,953,899
   SHARES OUTSTANDING) .....................  $      12.04
                                              ============








SEE NOTES TO FINANCIAL STATEMENTS.
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8

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED) AND
FOR THE YEAR ENDED AUGUST 31, 2003
================================================================================

                                                                       SIX MONTHS
                                                                         ENDED              YEAR ENDED
                                                                   FEBRUARY 29, 2004        AUGUST 31,
                                                                      (UNAUDITED)              2003
                                                                  -------------------   -----------------
OPERATIONS:
 Net investment income ..........................................    $   2,277,227       $    5,589,668
 Net realized (loss) gain on investments ........................          (35,638)           1,821,513
 Change in net unrealized appreciation (depreciation) ...........        2,432,591           (3,569,894)
                                                                     -------------       --------------
 Net increase in net assets from operations .....................        4,674,180            3,841,287
                                                                     -------------       --------------
DIVIDENDS TO SHAREHOLDERS:
 Net investment income ..........................................       (2,464,437)          (5,766,950)
                                                                     -------------       --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ...................................       43,620,161          248,802,569
 Proceeds from reinvestment of distributions to shareholders ....        2,124,957            4,930,910
 Cost of shares repurchased .....................................      (60,379,412)        (263,202,861)
                                                                     -------------       --------------
 Net decrease from capital share transactions ...................      (14,634,294)          (9,469,382)
                                                                     -------------       --------------
TOTAL DECREASE IN NET ASSETS ....................................      (12,424,551)         (11,395,045)
NET ASSETS:
 Beginning of period ............................................      144,263,830          155,658,875
                                                                     -------------       --------------
 End of period ..................................................    $ 131,839,279       $  144,263,830
                                                                     =============       ==============
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ...........    $     635,103       $      822,313
                                                                     =============       ==============
















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Fund utilizes an independent pricing service (the "Service") approved by the Board of Directors. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties


--------------------------------------------------------------------------------
10

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 29, 2004
================================================================================

which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL SHARE TRANSACTIONS AND DIVIDENDS TO SHAREHOLDERS

Transactions in capital stock were as follows:

                                  SIX MONTHS
                                     ENDED
                                 FEBRUARY 29,       YEAR ENDED
                                     2004           AUGUST 31,
                                  (UNAUDITED)          2003
                                ---------------------------------
Shares sold .................    3,661,480          20,615,131
Shares issued to
   shareholders in
   reinvestment of
   dividends ................      178,704             407,998
                                 ---------          ----------
                                 3,840,184          21,023,129
Shares repurchased ..........   (5,069,886)        (21,812,007)
                                ----------         -----------
Net decrease ................   (1,229,702)           (788,878)
                                ==========         ===========
Dividends per share .........   $    .2075         $      .445
                                ==========         ===========

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On March 11, 2004 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.1025 per share payable on March 24, 2004 to shareholders of record on March 22, 2004.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                           SIX MONTHS
                                                             ENDED
                                                       FEBRUARY 29, 2004
                                                          (UNAUDITED)
                                                       ------------------
PURCHASES:
U.S. Treasury Obligations ..............................     $ 1,069,219
U.S. Government Agency Obligations
   and Other Investment Securities .....................      12,098,145
                                                             -----------
                                                             $13,167,364
                                                             ===========
SALES AND REDEMPTIONS:
U.S. Treasury Obligations ..............................     $ 6,760,313
U.S. Government Agency Obligations
   and Other Investment Securities .....................      12,684,137
                                                             -----------
                                                             $19,444,450
                                                             ===========

4. INCOME TAXES

At February 29, 2004, information on the tax basis of investments is follows:


Cost of investments for tax purposes ...................     $125,401,964
                                                             ============
Gross tax unrealized appreciation ......................     $  5,468,175
Gross tax unrealized depreciation ......................     $   (104,013)
                                                             ------------
Net tax unrealized appreciation on
   investments .........................................     $  5,364,162
                                                             ============
Undistributed ordinary income ..........................     $    833,621
                                                             ============
Capital loss carryforward, expires
   August 31, 2004 .....................................     $  8,976,510
Capital loss carryforward, expires
   August 31, 2005 .....................................        2,829,335
Capital loss carryforward, expires
   August 31, 2008 .....................................        2,132,091
                                                             ------------
Capital loss carryforward, at August 31,
   2003 ................................................     $ 13,937,936
                                                             ============


--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      FEBRUARY 29, 2004
================================================================================

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The tax composition of dividends paid during the six months ending February 29, 2004 and the fiscal year ended August 31, 2003 is as follows:


                                               FEBRUARY 29,
                                                    2004        AUGUST 31,
                                                (UNAUDITED)        2003
                                               -------------    ----------
Ordinary Income .............................   $2,464,437      $5,766,950
                                                ==========      ==========

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES
   AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $345,567 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 29, 2004. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the period and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $172,783 were paid or payable to the Distributor under this Plan for the six months ended February 29, 2004.

For the six months ended February 29, 2004, the Fund's expenses were reduced by $261 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 29, 2004 owned 137,823 shares of the Fund's capital stock, representing 1.26% of the outstanding shares. In addition, officers and directors owned 951 shares of capital stock, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
12

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                            SIX MONTHS
                                               ENDED                              YEARS ENDED AUGUST 31,
                                         FEBRUARY 29, 2004   -------------------------------------------------------------------
                                            (UNAUDITED)         2003           2002           2001         2000          1999
                                         =================   ==========     ==========     ==========   ==========    ==========
NET ASSET VALUE, BEGINNING OF
 PERIOD ................................     $  11.84         $  12.00       $  11.51       $  10.87     $  10.81      $  11.44
                                             --------         --------       --------       --------     --------      --------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income ................          .20              .44            .50            .58          .64           .61
  Net gains or losses on
    securities (both realized
    and unrealized) ....................          .21             (.15)           .49            .67          .04          (.62)
                                             --------         --------       --------       --------     --------      --------
Total income (loss) from
 investment operations .................          .41              .29            .99           1.25          .68          (.01)
                                             --------         --------       --------       --------     --------      --------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..................         (.21)            (.45)          (.50)          (.61)        (.62)         (.62)
  Distributions from net
    realized gains .....................           --               --             --             --           --            --
                                             --------         --------       --------       --------     --------      --------
  Total distributions ..................         (.21)            (.45)          (.50)          (.61)        (.62)         (.62)
                                             --------         --------       --------       --------     --------      --------
NET ASSET VALUE, END OF PERIOD .........     $  12.04         $  11.84       $  12.00       $  11.51     $  10.87      $  10.81
                                             ========         ========       ========       ========     ========      ========
TOTAL RETURN ...........................         3.47%+           2.35%          8.84%         11.82%        6.53%        (0.17)%
                                             ========         ========       ========       ========     ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ............................     $131,839         $144,264       $155,659       $150,593     $140,408      $167,231
Ratio of operating expenses to
 average net assets(1) .................         0.98%*           0.96%           .92%           .92%         .73%         .67%
Ratio of net investment
 income to average net assets ..........         3.30%*           3.57%          4.17%(2)       5.17%        5.82%        5.40%
Portfolio turnover rate ................           11%              65%           168%           140%          49%         125%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN UNCHANGED FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004, FOR THE YEARS ENDED AUGUST 31, 2003, AUGUST 31, 2002, AUGUST 31, 2001 AND AUGUST 31, 2000, AND WOULD HAVE BEEN 0.66% FOR THE YEAR ENDED AUGUST 31, 1999.

(2) AS REQUIRED, EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.24% TO 4.17%.

+NOT ANNUALIZED.

*ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



================================================================================

























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

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



================================================================================





























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                                                                              15

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.





* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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16